REAL ESTATE ASSETS (Property Dispositions) (Detail) ft² in Millions		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 03, 2019 USD ($) ft² Property	Aug. 13, 2020 USD ($) Property	Mar. 27, 2020 USD ($) Loan	Jun. 30, 2020 USD ($) Property	Jun. 30, 2019 USD ($) Property	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property
Real Estate [Line Items]
Number of real estate properties held for sale (property) | Property				1		29	1
Aggregate gross sales price					$ 163,900,000
Number of properties disposed | Property					39	497	21
Net proceeds from disposition of real estate assets				$ 157,198,000	$ 159,052,000	$ 1,399,953,000	$ 64,180,000	$ 99,013,000
Gain (loss) on sale of properties				16,901,000	$ 13,400,000	180,666,000	6,299,000	17,044,000
Assets held for sale				$ 1,200,000		351,897,000	6,780,000
Mortgage notes payable						126,700,000
Subsequent event
Real Estate [Line Items]
Aggregate gross sales price		$ 1,300,000
Debt instrument, face amount			$ 100,000,000
Number of properties disposed		1	12
Net proceeds from disposition of real estate assets		$ 1,200,000
Gain (loss) on sale of properties		$ 33,000
2019 Asset Acquisition
Real Estate [Line Items]
Area of real estate property | ft²	5.1
Debt instrument, face amount	$ 130,800,000
2019 Asset Acquisition | Subsequent event
Real Estate [Line Items]
Aggregate gross sales price			$ 26,300,000
Property Disposition 2020
Real Estate [Line Items]
Number of real estate properties held for sale (property) | Property				1
Aggregate gross sales price				$ 160,800,000
Number of properties disposed | Property				16
Net proceeds from disposition of real estate assets				$ 157,200,000
Gain (loss) on sale of properties				16,900,000
Assets held for sale				$ 1,200,000
Property Disposition 2020 | Retail property
Real Estate [Line Items]
Number of properties disposed | Property				10
Property Disposition 2020 | Anchored shopping center
Real Estate [Line Items]
Number of properties disposed | Property				6
Property Disposition 2019
Real Estate [Line Items]
Number of real estate properties held for sale (property) | Property	444
Aggregate gross sales price	$ 1,200,000,000					1,650,000,000
Repayments of debt	$ 532,300,000
Net proceeds from disposition of real estate assets						1,400,000,000
Gain (loss) on sale of properties						$ 180,700,000
Property Disposition 2019 | Retail property
Real Estate [Line Items]
Number of properties disposed | Property					35	482
Property Disposition 2019 | Anchored shopping center
Real Estate [Line Items]
Number of properties disposed | Property					4	14
Property Disposition 2019 | Single-Tenant Properties
Real Estate [Line Items]
Number of real estate properties held for sale (property) | Property	452
Property Disposition 2019 | Single-Tenant Properties | Consolidated properties
Real Estate [Line Items]
Number of real estate properties held for sale (property) | Property	9
Property Disposition 2019 | Industrial Property
Real Estate [Line Items]
Number of properties disposed | Property						1
Property Disposition 2018
Real Estate [Line Items]
Aggregate gross sales price							66,600,000
Repayments of debt							15,000,000
Net proceeds from disposition of real estate assets							49,100,000
Gain (loss) on sale of properties							6,300,000
Property Disposition 2018 | Affiliated Entity | Disposition fees
Real Estate [Line Items]
Related party transaction, expenses from transactions with related party							$ 478,000
Property Disposition 2018 | Retail property
Real Estate [Line Items]
Number of properties disposed | Property							19
Property Disposition 2018 | Anchored shopping center
Real Estate [Line Items]
Number of properties disposed | Property							2
Property Dispositions, 2017
Real Estate [Line Items]
Aggregate gross sales price								100,600,000
Net proceeds from disposition of real estate assets								65,900,000
Gain (loss) on sale of properties								17,000,000
Repayments of related party debt								33,000,000
Property Dispositions, 2017 | Affiliated Entity | Disposition fees
Real Estate [Line Items]
Related party transaction, expenses from transactions with related party								$ 0
Property Dispositions, 2017 | Retail property
Real Estate [Line Items]
Number of properties disposed | Property								14
Property Dispositions, 2017 | Industrial Property
Real Estate [Line Items]
Number of properties disposed | Property								1